Commitments and Contingencies - Summary of Material Contractual Lease Commitments (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015		$ 177,936
2015	$ 66,942
2016	245,310	177,936
2017	88,968	88,968
2018		0
2019		0
Total	401,220	444,840
Land and Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015		88,800
2015	22,200
2016	88,800	88,800
2017	88,800	88,800
2018	88,800	88,800
2019	29,600	29,600
Total	$ 318,200	$ 384,800